CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 1,597,474	$ 1,444,411	$ 5,344,586	$ 2,101,731
Formation and operating costs					$ 279,246	$ 4,463,907
Loss from operations	(1,597,474)	(1,444,411)	(5,344,586)	(2,101,731)	(279,246)	(4,463,907)
Change in fair value of derivative warrant liabilities	(554,880)	(63,240)	(387,600)	10,404,000	(1,978,800)	11,625,960
Gain on marketable securities, dividends and interest, held in Trust Account	630,499	957,118	4,711,256	1,121,345	20,844	2,395,202
Transaction costs allocation to derivative warrant liabilities					(396,497)
Gain on settlement of underwriting fees		202,458		202,458		202,458
Net income (loss)	(1,521,855)	(348,075)	(1,020,930)	9,626,072	(2,633,699)	9,759,713
Common Class A [Member]
Net income (loss)	$ (685,915)	$ (278,460)	$ (682,886)	$ 7,700,858	$ (1,322,260)	$ 7,807,770
Weighted average shares outstanding of Class B non-redeemable ordinary shares, basic	4,718,054	23,000,000	11,615,638	23,000,000	5,158,940	23,000,000
Weighted average shares outstanding of Class B non-redeemable ordinary shares, diluted	4,718,054	23,000,000	11,615,638	23,000,000	5,158,940	23,000,000
Basic net income (loss) per share, Class B non-redeemable ordinary shares	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33	$ (0.26)	$ 0.34
Diluted net income (loss) per share, Class B non-redeemable ordinary shares	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33	$ (0.26)	$ 0.34
Common Class B [Member]
Net income (loss)	$ (835,940)	$ (69,615)	$ (338,044)	$ 1,925,214	$ (1,311,439)	$ 1,951,943
Weighted average shares outstanding of Class B non-redeemable ordinary shares, basic	5,750,000	5,750,000	5,750,000	5,750,000	5,116,722	5,750,000
Weighted average shares outstanding of Class B non-redeemable ordinary shares, diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,116,722	5,750,000
Basic net income (loss) per share, Class B non-redeemable ordinary shares	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33	$ (0.26)	$ 0.34
Diluted net income (loss) per share, Class B non-redeemable ordinary shares	$ (0.15)	$ (0.01)	$ (0.06)	$ 0.33	$ (0.26)	$ 0.34